FINANCIAL INCOME AND EXPENSES	12 Months Ended
Dec. 31, 2022
Disclosure Of Financing Income Expenses Net Abstract
FINANCIAL INCOME AND EXPENSES
6.	FINANCIAL INCOME AND EXPENSES

	December 31, 2022 US$‘000	December 31, 2021 US$‘000	December 31, 2020 US$‘000
Financial income:
Non-cash financial income	303	1,220	-
Interest income	-	3	36

	303	1,223	36

Financial expense:
Interest on leases (Note 27)	(657)	(815)	(896)
Loss on disposal of exchangeable notes (Note 22, 27)	(9,678)	-	-
Penalty for early partial settlement of senior secured term loan (Note 22)	(3,450)	-	-
Cash interest payable on senior secure term loan	(7,039)	-	-
Cash interest payable on convertible note	(199)	-	-
Cash interest on exchangeable notes	(296)	(3,996)	(3,996)
Loan origination costs	-	(1,638)	-
Non-cash interest on exchangeable notes	(84)	(648)	(643)
Non-cash interest on senior secured term loan	(2,772)	-	-
Non-cash interest on convertible note	(495)	-	-
Non-cash financial expense	(74)	-	(1,216)
Other	(1)	-	-

	(24,745)	(7,097)	(6,751)
Net Financing Expense	(24,442)	(5,874)	(6,715)

For more information on the senior secured term loan, convertible note and exchangeable notes, refer to Note 22, Interest-Bearing Loans and Borrowings.